LONG-TERM DEBT, NET (SCF Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands					12 Months Ended
	Jul. 15, 2025	May 20, 2021	Jan. 14, 2021	Jul. 15, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 24, 2024	Apr. 08, 2024	Nov. 28, 2023	Nov. 09, 2023
Long-Term Debt [Line Items]
Total long-term debt					$ 6,766,819	$ 7,180,185
Gain (loss) on extinguishment of debt					(756)	(1,000)	$ 1,611
Repayments of long-term debt					$ 2,093,985	1,169,579	2,201,562
2025 & 2028 SCF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt				$ 1,000,000
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt				$ 500,000
Interest rate per annum				6.00%
Maturity date					Jul. 15, 2025
Gain (loss) on extinguishment of debt						(1,000)	1,611
Purchase price as percentage of principal				100.00%
Repayments of long-term debt	$ 221,622
Debt instrument, repurchased face amount						$ 75,349	$ 3,000
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member] | 2023 Tender Offer [Member]
Long-Term Debt [Line Items]
Tender offer amount accepted for purchase, maximum										$ 100,000	$ 75,000
Debt instrument, repurchased face amount										$ 100,000
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member] | 2024 Tender Offer [Member]
Long-Term Debt [Line Items]
Tender offer amount accepted for purchase, maximum								$ 100,029	$ 100,000
Debt instrument, repurchased face amount								$ 100,029
SCF 6.500% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt				$ 500,000
Interest rate per annum				6.50%
Maturity date					Jan. 15, 2028
Purchase price as percentage of principal				100.00%
SCF 5.000% Senior Notes, due 2029 [Member] | Initial 2029 SCF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 750,000
Interest rate per annum			5.00%
Maturity date					Jan. 15, 2029
Purchase price as percentage of principal			100.00%
SCF 5.000% Senior Notes, due 2029 [Member] | Additional 2029 SCF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 350,000
Interest rate per annum		5.00%
Maturity date					Jan. 15, 2029
Purchase price as percentage of principal		101.50%
SCF Senior Notes [Member]
Long-Term Debt [Line Items]
Net assets restricted from distribution					$ 584,000